Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income	$ 3,703,548	$ 6,736,654	$ 7,588,901
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,003,381	980,514	1,040,207
Amortization of premiums and accretion of discounts on investment securities, net	3,316,537	2,536,692	1,208,954
Stock compensation expense	210,735	186,425	117,300
Provision for loan losses	(543,138)	(65,056)	556,687
Gain on sale of securities	(104,708)	(112,881)	(17,503)
Federal Home Loan Bank stock dividends	(22,000)	(13,000)	(4,500)
Deferred income tax expense (benefit)	3,885,194	673,977	(86,251)
Net writedown on other real estate owned	413,740	226,828	156,053
Decrease (increase) in accrued interest receivable	269,466	(792,128)	(58,124)
Increase in cash surrender value life insurance	(722,446)	(756,689)	(786,043)
(Decrease) Increase in accrued interest payable	(1,185)	19,373	(10,722)
Increase in deferred compensation liability	411,463	490,803	508,930
Net change in other operating assets and liabilities	(1,200,936)	(32,599)	188,128
Net cash provided by operating activities	10,619,652	10,078,913	10,402,017
Cash flows from investing activities
Proceeds from calls, paydowns and maturities of securities available-for-sale	42,390,364	130,181,028	41,493,768
Proceeds from calls of securities held-to-maturity		172,359,945	47,853,733
Proceeds from sales of securities available-for-sale	114,060,844	764,023	5,758,795
Purchases of investment securities available-for-sale	(162,449,043)	(379,291,499)	(135,229,379)
Purchases of bank premises, furniture, fixtures and equipment	(2,910,848)	(988,907)	(455,668)
Proceeds from sale of other real estate owned	137,722	1,090,031	1,192,328
Net (increase) decrease in interest bearing deposits with other banks	47,070,762	(6,335,405)	19,213,446
Proceeds from redemption of Federal Home Loan Bank Stock			150,700
Purchases of Federal Home Loan Bank Stock	(498,700)	(3,600)
Net decrease (increase) in loans	(11,787,672)	30,837,979	(40,117,134)
Net cash provided (used) by investing activities	26,013,429	(51,386,405)	(60,139,411)
Cash flows from financing activities
Net (decrease) increase in deposits	(39,469,242)	6,749,953	57,310,894
Net increase in federal funds purchased	1,500,000
Net change in securities sold under agreement to repurchase	(7,784,975)	45,984,731	(10,128,588)
Proceeds from exercise of stock options	92,625		27,000
Stock repurchase			(390,205)
Excess tax benefit on stock option exercises			1,001
Dividends paid to stockholders	(4,697,056)	(4,686,325)	(4,540,748)
Federal Home Loan Bank advances	10,000,000
Net cash provided by financing activities	(40,358,648)	48,048,359	42,279,354
Net increase (decrease) in cash and due from banks	(3,725,567)	6,740,867	(7,458,040)
Cash and due from banks, beginning of year	21,688,557	14,947,690	22,405,730
Cash and due from banks, end of year	17,962,990	21,688,557	14,947,690
Supplemental disclosures of cash flow information
Interest	3,343,724	3,078,184	3,087,601
Income taxes	1,781,790	1,692,201	2,301,698
Noncash disclosures
Real estate acquired by foreclosure	$ 88,579	$ 2,187,125	$ 869,564